ADVANCES	9 Months Ended	12 Months Ended
	Apr. 30, 2014	Jul. 31, 2013
ADVANCES [Abstract]
ADVANCES

Note 5. Advances

During the nine months ended April 30, 2014, the Company received net, non-interest bearing advances from certain third parties totaling $405,484. The total amount due under these advances as of April 30, 2014 was $204,500. These advances are not collateralized, non-interest bearing and are due on demand. The funds were advanced to the Company through an intermediary agent that also provides certain legal, accounting, and support services to the company.

NOTE 4. ADVANCES

During the year ended July 31, 2013, the Company received working capital advances in the amount of $677,330.  These advances are non-interest bearing and payable upon demand.  A portion of the advances were refinanced into interest-bearing convertible promissory notes in March 2013 (See Note 5) and the remaining portion was converted to a note payable subsequent to year end (See Note 9). The lender of these advances is the same lender of the convertible promissory notes discussed in Notes 5 and 9. The funds were advanced to the Company through an intermediary agent which also provides certain legal, accounting and support services to the Company.